Deferred Tax Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences on investments in subsidiaries the Controlling Company did not recognize deferred tax liabilities	₩ 69,758	₩ 85,368